Related Party Transactions - Narrative and Other (Details) - USD ($)								3 Months Ended		12 Months Ended
	Nov. 08, 2021	Nov. 01, 2021	Jun. 30, 2021	May 01, 2021	Apr. 01, 2021	Dec. 01, 2020	Dec. 02, 2016	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 16, 2019	Dec. 31, 2018	Dec. 22, 2016
Related Party Transactions
Allocation of operating expenses										$ 136,000,000	$ 191,000,000	$ 211,000,000
Cash								$ 217,000,000		217,000,000	36,000,000
Notes due to related parties								0		0	214,000,000
Interest expense										7,000,000	5,000,000	5,000,000
Decrease in invested assets		$ 171,000,000
Decrease in cash		16,000,000
Decrease in DAC		31,000,000
Decrease in contractholder funds		146,000,000
Decrease in reserve for life-contingent benefits		49,000,000
Total investments								25,189,000,000		25,189,000,000	34,798,000,000
Deferred policy acquisition costs								1,112,000,000		1,112,000,000	973,000,000	947,000,000		$ 1,232,000,000
Reserve for life-contingent contract benefits								9,119,000,000		9,119,000,000	11,800,000,000
Contractholder funds								13,394,000,000		13,394,000,000	16,481,000,000	16,711,000,000		$ 17,470,000,000
Reinsurance recoverable								6,645,000,000		6,645,000,000	1,989,000,000
Surplus note										6,694,000,000	5,335,000,000	4,406,000,000
Funds withheld payable to affiliate								$ 5,630,000,000		5,630,000,000	0
Investment expense										$ 61,000,000	81,000,000	104,000,000
Triple net lease, investment percentage								66.67%		66.67%
Variable interest entity, fixed income securities								$ 237,000,000		$ 237,000,000
Variable interest entity, limited partnership interests								29,000,000		29,000,000
Retained income
Related Party Transactions
Gain (losses) on reinsurance with affiliates		(24,000,000)								(35,000,000)
Liquidity agreement
Related Party Transactions
Amount of loan outstanding under agreement								0		0	0
Liquidity agreement | Maximum
Related Party Transactions
Amount available for borrowings under the agreement										1,000,000,000
Intercompany loan agreement
Related Party Transactions
Amount of loan outstanding under agreement								0		0	0
Intercompany loan agreement | Maximum
Related Party Transactions
Amount available for borrowings under the agreement										1,000,000,000
Revolving loan credit agreement
Related Party Transactions
Amount of loan outstanding under agreement								0		0	0
Capital support agreement
Related Party Transactions
Amount of loan outstanding under agreement								0		$ 0	0
Commitment fee as a percentage of the amount of the capital and surplus maximum that remains available at the beginning of the period										1.00%
Capital support agreement | Maximum
Related Party Transactions
Amount available for borrowings under the agreement										$ 1,000,000,000
Capital support agreement | Minimum
Related Party Transactions
Percentage of risk-based capital ratio										150.00%
Minimum risk-based capital ratio at which agreement will be terminated (as a percent)										300.00%
Voting stock to be held as per agreement (as a percent)										50.00%
Affiliate
Related Party Transactions
Reinsurance recoverable								$ 4,937,000,000		$ 4,937,000,000	0
Blackstone Managed Direct Lending Securitization Structure ("Azul")
Related Party Transactions
Variable interest entity, ownership percentage								100.00%
Variable interest entity, directly originated corporate loans								$ 937,000,000		937,000,000
Variable interest entity, cash								32,000,000		32,000,000
Blackstone Managed Aviation Loan Securitization Structure ("Maybay")
Related Party Transactions
Variable interest entity, cash								2,000,000		2,000,000
Variable interest entity, aviation loans								197,000,000		197,000,000
Structured settlement annuities | AIC
Related Party Transactions
Reserve for life-contingent contract benefits								3,120,000,000		3,120,000,000	4,730,000,000
Affiliate
Related Party Transactions
Fee and commission expenses										3,000,000	3,000,000	3,000,000
Subsidiary of Common Parent | ALIC Reinsurance Company | Hybrid Instrument
Related Party Transactions
Credit derivative, maximum exposure, undiscounted								1,750,000,000		1,750,000,000
Allstate Financial Services, LLC
Related Party Transactions
Payments of dividends		1,250,000,000							$ 392,000,000		0	75,000,000
Non-cash dividends paid				$ 333,000,000	$ 40,000,000
Cash dividends			$ 19,000,000
Everlake US Holdings Company
Related Party Transactions
Payments of dividends		350,000,000
Allstate Finance Company Agency Loans LLC | Beneficial Owner
Related Party Transactions
Agent loans								568,000,000		568,000,000
Cash								0		0
Notes due to related parties								214,000,000		214,000,000
Allstate Assurance Company
Related Party Transactions
Gain (losses) on reinsurance with affiliates						$ 59,000,000
Total investments						534,000,000
Deferred policy acquisition costs						245,000,000
Reserve for life-contingent contract benefits						118,000,000
Contractholder funds						256,000,000
Reinsurance recoverable						$ 397,000,000
Allstate Assurance Company | Subsidiary of Common Parent
Related Party Transactions
Surplus note							$ 40,000,000
Notes payable interest rate (as a percent)							3.07%
Interest income, related party											$ 1,000,000	$ 1,000,000
Everlake Services Company | Affiliate
Related Party Transactions
Total costs allocated to the company for services and administrative activities										41,000,000
Everlake Reinsurance Limited (ERL)
Related Party Transactions
Deferred policy acquisition costs		$ 1,300,000,000
Ceded percentage		35.00%
Assets transferred as consideration		$ 7,400,000,000
Ceding commission paid in cash and assets		500,000,000
Funds withheld payable to affiliate		5,700,000,000
Everlake Reinsurance Limited (ERL) | Affiliate
Related Party Transactions
Reinsurance recoverable		$ 4,900,000,000
Blackstone ISG-1 Advisors LLC
Related Party Transactions
Investment expense										11,000,000
Blackstone Treasury Holdings II L.L.C.
Related Party Transactions
Payments to acquire investments	$ 231,000,000
Collateralized Loan Obligations
Related Party Transactions
Agent loans, fair value													$ 222,000,000		$ 419,000,000
Collateralized Loan Obligations | Affiliate
Related Party Transactions
Agent loans, fair value								$ 641,000,000		$ 641,000,000